Income Taxes - Effective Income Tax Rate Varied from the Statutory Guernsey Tax Rate (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Income Tax Disclosure [Abstract]
Lapse of statute of limitations	$ 29,786	$ 15,271	$ 3,967